Computation of Earnings Per Share (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basic and diluted earning/loss per share [Abstract]
Net income	$ 4,052,300	$ 1,325,000
Weighted average shares outstanding for the period (in shares)	1,543,257	1,543,257
Dilutive effect of warrants (in shares)	39,070	7,499
Weighted average diluted shares used in calculation of diluted earnings per share (in shares)	1,582,327	1,550,756
Basic earnings per share (in dollars per share)	$ 2.63	$ 0.86
Diluted earnings per share (in dollars per share)	$ 2.56	$ 0.85